Your

AMERICAN CENTURY
prospectus

Life Sciences Fund
Technology Fund

                                                                   MAY 25, 2000
                                                         REVISED AUGUST 7, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                   Funds Distributor, Inc. and

                                                               American Century
                                                     Investment Services, Inc.,
                                                                    Distributors

                                 [american century logo and text logo (reg. sm)]
                                                                        American
                                                                         Century



[left magin]
              [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419200
                                 Kansas City, MO

                                   64141-6200

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first three sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions and Taxes wrap up the Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                Sincerely,

                                /signature Mark Killen/
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.




TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    4
Objectives, Strategies and Risks ..........................................    5
     Life Sciences Fund ...................................................    5
     Technology Fund ......................................................    8
Management ................................................................   11
Investing with American Century ...........................................   13
Share Price and Distributions .............................................   17
Taxes .....................................................................   18
Multiple Class Information ................................................   20

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

LIFE SCIENCES - The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The fund managers look for stocks of growing U.S. and foreign companies with business operations in the technology and telecommunications-related sectors. These companies include those that the fund managers believe will benefit significantly from advances or improvements in technology.

The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 5 for Life Sciences and page 8 for Technology.

The funds' principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

* CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth potential from your investment

* seeking diversification of your investment portfolio through investment in life sciences-related companies (Life Sciences)

* seeking diversification of your investment portfolio through investment in technology and telecommunications-related companies (Technology)

* comfortable with the risks associated with investing in U.S. and foreign securities

* comfortable with the risks associated with investing in life sciences-related (Life Sciences) or technology and telecommunications-related (Technology) companies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

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An  investment  in the funds is not a bank  deposit,  and it is not  insured  or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2        American Century Investments                            1-800-345-2021


WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with these funds

*  uncomfortable with short-term volatility in the value of your investment

FUND PERFORMANCE HISTORY

As new funds, neither Life Sciences nor Technology has performance history as of the date of this Prospectus.

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[graphic of pointing finger]

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

www.americancentury.com                   American Century Investments       3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management   Distribution and       Other         Total Annual Fund
                     Fee(1)       Service (12b-1) Fees   Expenses(2)   Operating Expenses
------------------------------------------------------------------------------------------
Life Sciences Fund   1.50%        None                   0.00%         1.50%
------------------------------------------------------------------------------------------
Technology Fund      1.50%        None                   0.00%         1.50%

(1) The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                  1 year                  3 years
--------------------------------------------------------------------------------
Life Sciences Fund                $152                    $472
--------------------------------------------------------------------------------
Technology Fund                   $152                    $472

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Use this example to compare the costs of  investing  in other funds.  Of course, your actual costs may be higher or lower.

4        American Century Investments                            1-800-345-2021


OBJECTIVES, STRATEGIES AND RISKS

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support health care facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers, dental centers and physical therapy centers), design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences if

* at least 50% of its gross income or net assets come from activities in the sector;

* at least 50% of its assets are devoted to producing revenues from the sector;
  or

* based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

[left margin]
[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments        5


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

6       American Century Investments                             1-800-345-2021


The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

www.americancentury.com                   American Century Investments         7


OBJECTIVES, STRATEGIES AND RISKS

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests primarily in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include, among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics and defense and aerospace. The fund will invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the technology and telecommunications-related sector if

* at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

* based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

[left margin]
[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

8       American Century Investments                             1-800-345-2021


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

www.americancentury.com                   American Century Investments        9


The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

10      American Century Investments                             1-800-345-2021


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the funds. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Life Sciences will pay the advisor a unified management fee for the Investor Class of shares of 1.50% of the first $1 billion of average net assets and 1.30% of the average net assets over $1 billion. Technology will pay the advisor a unified management fee for the Investor Class of shares of 1.50% of the first $1 billion of average net assets and 1.30% of the average net assets over $1 billion.

Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                  American Century Investments         11


THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the funds as they see fit, guided by the funds' investment objectives and strategies.

The portfolio managers on the investment teams are identified below:

Life Sciences

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000, and has been a member of the team that manages Vista (another American Century equity fund) since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a bachelor's degree in business administration in accounting from the University of Central Florida and an MBA in finance from the University of North Carolina. She is a Chartered Financial Analyst.

Technology

CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000, and has been a member of the team that manages Giftrust and New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

DOUGLAS C. DAY

Mr. Day, Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000. Prior to that, he worked for three and one-half years as an investment analyst for other American Century equity funds, including Ultra and Select. Before joining American Century in October 1996, he worked as an equity research analyst for Salomon Brothers from May 1995 to October 1996. He has a bachelor's degree in economics from Emory University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]
[graphic of pointing finger]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12      American Century Investments                             1-800-345-2021


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations

1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans

1-800-345-3533

Automated Information Line

1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax

816-340-7962


OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

www.americancentury.com                   American Century Investments        13


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing finger]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name

* Your American Century account number* * Your name * The contribution year (for IRAs only) * For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.
--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday -- Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday


14      American Century Investments                             1-800-345-2021


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:

--------------------------------------------------------------------------------
(Individual or Joint)                                       $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $1,000
--------------------------------------------------------------------------------
Roth IRA                                                    $1,000
--------------------------------------------------------------------------------
Education IRA                                               $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500
--------------------------------------------------------------------------------
403(b)                                                      $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(2)

(1) American Century will waive the minimum if: (A) you contribute at least $50 a month in each fund you select or, (B) your plan contribution is less than $50 a month and is invested in one fund.

(2) The minimum investment requirements may be different for some types of retirement plans.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

[left margin]
[graphic of pointing finger]

A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

www.americancentury.com                  American Century Investments         15


We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on each fund's behalf.

[left margin]
[graphic of pointing finger]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

16      American Century Investments                             1-800-345-2021


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments        17


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the funds and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income earned by the funds from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
---------------------------------------------------------------------------------------
(Short-term capital gains)  Ordinary income rate      Ordinary income rate
---------------------------------------------------------------------------------------
Long-term capital gains     10%                       20%

The tax status of any distributions of capital gains is determined by how long the funds held the underlying security that was sold, not by how long you have been invested in the funds, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]
[graphic of pointing finger]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

18        American Century Investments                            1-800-345-2021


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

www.americancentury.com                   American Century Investments       19


MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning Advisor or Institutional Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

20        American Century Investments                           1-800-345-2021


NOTES

www.americancentury.com                   American Century Investments        21


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for
                          location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

                  [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS

                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0008
SH-PRS-21726

Your

AMERICAN CENTURY
prospectus

Life Sciences Fund
Technology Fund

                                                                   MAY 25, 2000
                                                         REVISED AUGUST 7, 2000
                                                                  ADVISOR CLASS


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                    Funds Distributor, Inc. and

                                                               American Century
                                                     Investment Services, Inc.,
                                                                    Distributors

                                [american century logo and text logo (reg. sm)]
                                                                        American
                                                                         Century


Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first three sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions and Taxes wrap up the Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.

                                Sincerely,

                                /signature Mark Killen/
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419385
                                 Kansas City, MO

                                   64141-6385

TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    4
Objectives, Strategies and Risks ..........................................    5
     Life Sciences Fund ...................................................    5
     Technology Fund ......................................................    8
Management ................................................................   11
Investing with American Century ...........................................   13
Share Price and Distributions .............................................   15
Taxes .....................................................................   16
Multiple Class Information ................................................   18

[left margin]

Throughout this book you'll find efinitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]


This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

LIFE SCIENCES - The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The fund managers look for stocks of growing U.S. and foreign companies with business operations in the technology and telecommunications-related sectors. These companies include those that the fund managers believe will benefit significantly from advances or improvements in technology.

The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 5 for Life Sciences and page 8 for Technology.

The funds' principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

* CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth potential from your investment

* seeking diversification of your investment portfolio through investment in life sciences-related companies (Life Sciences)

* seeking diversification of your investment portfolio through investment in technology and telecommunications-related companies (Technology)

* comfortable with the risks associated with investing in U.S. and foreign securities

* comfortable with the risks associated with investing in life sciences-related (Life Sciences) or technology and telecommunications-related (Technology) companies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

[left margin]
[graphic of pointing finger]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2       American Century Investments                             1-800-345-3533


WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* seeking current income from your investment
* investing for a short period of time
* uncomfortable with the risks associated with these funds
* uncomfortable with short-term volatility in the value of your investment

FUND PERFORMANCE HISTORY

As new funds, neither Life Sciences nor Technology has performance history as of the date of this Prospectus.

[left margin]
[graphic of pointing finger]

For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

www.americancentury.com                   American Century Investments         3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Advisor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management    Distribution and         Other         Total Annual Fund
                       Fee(1)        Service (12b-1) Fees(2)  Expenses(3)   Operating Expenses
-----------------------------------------------------------------------------------------------
Life Sciences Fund     1.25%         0.50%                    0.00%         1.75%
-----------------------------------------------------------------------------------------------
Technology Fund        1.25%         0.50%                    0.00%         1.75%

(1) The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 18.

(3) Other  expenses,   which  include  the  fees  and  expenses  of  the  funds'
    independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your  shares at the end of the  periods  shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                        1 year                 3 years
--------------------------------------------------------------------------------
Life Sciences Fund                      $177                   $548
--------------------------------------------------------------------------------
Technology Fund                         $177                   $548

[left margin]
[graphic of pointing finger]

When purchasing through a financial intermediary you may be charged a fee.

[graphic of pointing finger]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                             1-800-345-3533


OBJECTIVES, STRATEGIES AND RISKS

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support health care facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers, dental centers and physical therapy centers), design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences if

* at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

* based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

[left margin]
[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments        5


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

6       American Century Investments                             1-800-345-3533


The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

www.americancentury.com                   American Century Investments        7


OBJECTIVES, STRATEGIES AND RISKS

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests primarily in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include, among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics and defense and aerospace. The fund will invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the technology and telecommunication-related sector if

* at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

* based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

[left margin]
[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

8       American Century Investments                             1-800-345-3533


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology and telecommunication-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

www.americancentury.com                   American Century Investments       9


The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

10      American Century Investments                              1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the funds. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Life Sciences will pay the advisor a unified management fee for the Advisor Class of shares of 1.25% of the first $1 billion of average net assets and 1.05% of the average net assets over $1 billion. Technology will pay the advisor a unified management fee for the Advisor Class of shares of 1.25% of the first $1 billion of average net assets and 1.05% of the average net assets over $1 billion.

Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.

www.americancentury.com                   American Century Investments        11


THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the funds as they see fit, guided by the funds' investment objectives and strategies.

The portfolio managers on the investment teams are identified below:

Life Sciences

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000, and has been a member of the team that manages Vista (another American Century equity fund) since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a bachelor's degree in business administration in accounting from the University of Central Florida and an MBA in finance from the University of North Carolina. She is a Chartered Financial Analyst.

Technology

CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000, and has been a member of the team that manages Giftrust and New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

DOUGLAS C. DAY

Mr. Day, Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000. Prior to that, he worked for three and one-half years as an investment analyst for other American Century equity funds, including Ultra and Select. Before joining American Century in October 1996, he worked as an equity research analyst for Salomon Brothers from May 1995 to October 1996. He has a bachelor's degree in economics from Emory University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12       American Century Investments                             1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutofftime for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on each fund's behalf.

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Financial intermediaries include banks, broker-dealers,  insurance companies and investment advisors.

www.americancentury.com                   American Century Investments       13


MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

14      American Century Investments                             1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

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The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments        15


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the funds and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income earned by the funds from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------------
Long-term capital gains   10%                        20%

The tax status of any distributions of capital gains is determined by how long the funds held the underlying security that was sold, not by how long you have been invested in the funds, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16      American Century Investments                             1-800-345-3533


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

www.americancentury.com                   American Century Investments       17


MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.

18      American Century Investments                             1-800-345-3533


NOTES

www.americancentury.com                   American Century Investments        19


NOTES

20      American Century Investments                             1-800-345-3533


NOTES

www.americancentury.com                   American Century Investments        21


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575


0008
SH-PRS-21727

Your

AMERICAN CENTURY
prospectus

Life Sciences Fund
Technology Fund

                                                                   MAY 25, 2000
                                                         REVISED AUGUST 7, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                    Funds Distributor, Inc. and

                                                               American Century
                                                     Investment Services, Inc.,
                                                                    Distributors

                                [american century logo and text logo (reg. sm)]
                                                                        American
                                                                         Century



Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first three sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions and Taxes wrap up the Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.

                                Sincerely,

                                /signature Mark Killen/
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

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                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385

TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    4
Objectives, Strategies and Risks ..........................................    5
     Life Sciences Fund ...................................................    5
     Technology Fund ......................................................    8
Management ................................................................   11
Investing with American Century ...........................................   13
Share Price and Distributions .............................................   17
Taxes .....................................................................   18
Multiple Class Information ................................................   20


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]

This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

LIFE SCIENCES - The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The fund managers look for stocks of growing U.S. and foreign companies with business operations in the technology and telecommunications-related sectors. These companies include those that the fund managers believe will benefit significantly from advances or improvements in technology.

The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 5 for Life Sciences and page 8 for Technology.

The funds' principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

* CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth potential from your investment

* seeking diversification of your investment portfolio through investment in life sciences-related companies (Life Sciences)

* seeking diversification of your investment portfolio through investment in technology and telecommunications-related companies (Technology)

* comfortable with the risks associated with investing in U.S. and foreign securities

* comfortable with the risks associated with investing in life sciences-related (Life Sciences) or technology and telecommunications-related (Technology) companies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

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An  investment  in the funds is not a bank  deposit,  and it is not  insured  or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2       American Century Investments                             1-800-345-3533


WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with these funds

*  uncomfortable with short-term volatility in the value of your investment

FUND PERFORMANCE HISTORY

As new funds, neither Life Sciences nor Technology has performance history as of the date of this Prospectus.

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[graphic of pointing finger]

For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

www.americancentury.com                   American Century Investments        3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

* to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management    Distribution and        Other        Total Annual Fund
                      Fee(1)        Service (12b-1) Fees    Expenses(2)  Operating Expenses
-------------------------------------------------------------------------------------------
Life Sciences Fund    1.30%         None                    0.00%        1.30%
-------------------------------------------------------------------------------------------
Technology Fund       1.30%         None                    0.00%        1.30%

(1) The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) Other  expenses,   which  include  the  fees  and  expenses  of  the  funds'
    independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                        1 year                 3 years
--------------------------------------------------------------------------------
Life Sciences Fund                      $132                   $410
--------------------------------------------------------------------------------
Technology Fund                         $132                   $410

[left margin]
[graphic of pointing finger]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                             1-800-345-3533


OBJECTIVES, STRATEGIES AND RISKS

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support health care facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers, dental centers and physical therapy centers), design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences if

* at least 50% of its gross income or net assets come from activities in the sector;

* at least 50% of its assets are devoted to producing revenues from the sector;
  or

* based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

[left margin]
[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments         5


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

6       American Century Investments                             1-800-345-3533


The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

www.americancentury.com                   American Century Investments        7


OBJECTIVES, STRATEGIES AND RISKS

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests primarily in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include, among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics and defense and aerospace. The fund will invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the technology and telecommunications-related sector if

* at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector;
   or

* based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

[left margin]
[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

8       American Century Investments                             1-800-345-3533


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

www.americancentury.com                   American Century Investments        9


The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

10      American Century Investments                             1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the funds. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Life Sciences will pay the advisor a unified management fee for the Institutional Class of shares of 1.30% of the first $1 billion of average net assets and 1.10% of the average net assets over $1 billion. Technology will pay the advisor a unified management fee for the Institutional Class of shares of 1.30% of the first $1 billion of average net assets and 1.10% of the average net assets over $1 billion.

Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments       11


THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the funds as they see fit, guided by the funds' investment objectives and strategies.

The portfolio managers on the investment teams are identified below:

LIFE SCIENCES

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000, and has been a member of the team that manages Vista (another American Century equity fund) since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a bachelor's degree in business administration in accounting from the University of Central Florida and an MBA in finance from the University of North Carolina. She is a Chartered Financial Analyst.

TECHNOLOGY

CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000, and has been a member of the team that manages Giftrust and New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

DOUGLAS C. DAY

Mr. Day, Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000. Prior to that, he worked for three and one-half years as an investment analyst for other American Century equity funds, including Ultra and Select. Before joining American Century in October 1996, he worked as an equity research analyst for Salomon Brothers from May 1995 to October 1996. He has a bachelor's degree in economics from Emory University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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[graphic of pointing finger]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12      American Century Investments                             1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed on the following page when you open your account. If you do not want these services, see Conducting Business in Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

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A  redemption  is the sale of all or a  portion  of the  shares  in an  account, including as part of an exchange to another American Century account.

www.americancentury.com                    American Century Investments       13


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Service Representative

1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax

816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing finger]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*
* Your name
* The contribution year (for IRAs only)

* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.


14      American Century Investments                             1-800-345-3533


MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments        15


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on each fund's behalf.

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Financial intermediaries include banks, broker-dealers,  insurance companies and investment advisors.

16      American Century Investments                             1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

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The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments       17


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the funds and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income earned by the funds from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
---------------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
---------------------------------------------------------------------------------------
Long-term capital gains   10%                        20%

The tax status of any distributions of capital gains is determined by how long the funds held the underlying security that was sold, not by how long you have been invested in the funds, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

18      American Century Investments                             1-800-345-3533


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

www.americancentury.com                   American Century Investments        19


MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

20       American Century Investments                             1-800-345-3533


NOTES

www.americancentury.com                   American Century Investments       21


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247


                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-21728